Related Party Transactions - Schedule of Amounts Due to Related Party (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Related Party [Member]
Related Party Transaction [Line Items]
Amounts due to a related party	$ (1,821,726)	$ (1,852,115)